Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

6. LEASES

The Company’s noncancelable operating leases consist of leases for office space and land. The Company is the lessee under the terms of the operating leases. For the fiscal year ended September 30, 2024 and 2023, the operating lease cost was $1.31 million and $0.81 million, respectively.

The Company’s operating leases have remaining lease terms that range from approximately 1 year to 14 years. As of September 30, 2024 and 2023, the weighted average remaining lease term and weighted average discount rate were 13.11 years and 11.42 years, 4.90% and 4.90%, respectively.

Maturities of lease liabilities were as follows:

Year ending September 30, 2024	Operating Lease
2025	$1,288,595
2026	1,176,644
2027	1,192,051
2028	1,215,495
2029	1,242,413
From 2030 to June 30, 2038	6,138,428
Total	$12,253,626
Less: amounts representing interest	$2,648,190
Present value of future minimum lease payments	9,605,436
Less: Current obligations	836,591
Long term obligations	$8,768,845

Year ending September 30, 2023	Operating Lease
2024	$639,745
2025	645,325
2026	663,001
2027	681,520
2028	704,401
From 2029 to June 30, 2038	4,898,072
Total	$8,232,064
Less: amounts representing interest	$2,080,860
Present value of future minimum lease payments	6,151,204
Less: Current obligations	346,005
Long term obligations	$5,805,199